COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 18,142
Leases not yet commenced	65
Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,152
Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	14,565
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,766
Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	659
Less than 1 Year
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,844
Less than 1 Year | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	130
Less than 1 Year | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	477
Less than 1 Year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,128
Less than 1 Year | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	109
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,897
1 - 3 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	237
1 - 3 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,379
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	123
1 - 3 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	158
3 - 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	3,642
3 - 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	179
3 - 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	3,337
3 - 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	33
3 - 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	93
After 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	9,759
After 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	606
After 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	8,372
After 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	482
After 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 299